New accounting standards (Details) - USD LIBOR - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	$ 416,833	$ 473,643	$ 1,034,252
Borrowings and debt
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities	12,500	62,500	222,500
Loan Commitments
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities	$ 10,000	$ 60,000	$ 63,333